Related party disclosures - Options and share rights holdings (Details)	Sep. 30, 2019 AUD ($)
Brian Hartzer
Options and share rights holdings
Number of Share Rights	840,679
Craig Bright
Options and share rights holdings
Number of Share Rights	77,696
Lyn Cobley
Options and share rights holdings
Number of Share Rights	356,810
Peter King
Options and share rights holdings
Number of Share Rights	340,558
Rebecca Lim
Options and share rights holdings
Number of Share Rights	193,217
David Linberg
Options and share rights holdings
Number of Share Rights	319,482
Carolyn McCann
Options and share rights holdings
Number of Share Rights	78,548
David McLean
Options and share rights holdings
Number of Share Rights	366,163
Christine Parker
Options and share rights holdings
Number of Share Rights	260,523
David Stephen
Options and share rights holdings
Number of Share Rights	278,698
Gary Thursby
Options and share rights holdings
Number of Share Rights	213,978
Alastair Welsh
Options and share rights holdings
Number of Share Rights	14,944
Brad Cooper
Options and share rights holdings
Number of Share Rights	349,204
Dave Curran
Options and share rights holdings
Number of Share Rights	246,376
George Frazis
Options and share rights holdings
Number of Share Rights	332,577